Expenses - Summary of Changes in Inventories and Raw Materials and Consumables Used (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Changes In Inventories And Raw Materials And Consumables Used [Abstract]
Consumption of finished goods, raw materials and other consumables	€ 81,002	€ 42,224	€ 9,595
Scrap stock, slow moving & obsolete accrual	864	311
Work carried out by other companies	3,739	1,718	979
Total	€ 85,605	€ 44,253	€ 10,574